Note 2 - Investments - Realized Gains and Losses Related to the Sale of Securities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Gross gains	$ 192,405	$ 10,838	$ 122,192	$ 90,602
Gross losses			(21,814)	(92,126)
Net security (losses) gains	$ 192,405	$ 10,838	$ 100,378	$ (1,524)